James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Snow Long/Short Opportunity Fund	SNOAX	SNOCX	SNOIX	SNORX

(the “Fund”)

Supplement dated August 16, 2023 to the Prospectus and Summary Prospectus of the Fund

dated July 1, 2023

This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Effective immediately, Jessica W. Bemer and Anne S. Wickland no longer serve as Portfolio Managers of the Fund. Richard Snow and Joseph Artuso have been added as Portfolio Managers for the Fund. Accordingly, effective immediately:

All references to Jessica W. Bemer and Anne S. Wickland in the Prospectus and Summary Prospectus are deleted in their entirety.

In the subsection entitled “Portfolio Managers” within the section entitled “Management” on page 7 of the Summary Prospectus and in the subsection entitled “Portfolio Managers” within the subsection entitled “Management” within the section entitled “Fund Summary” on page 13 of the Prospectus, the following is added:

Richard Snow

Co-Chief Investment Officer and Portfolio Manager of the Adviser; Portfolio Manager of the Fund since August 2023

Joseph Artuso, CFA

Research Analyst and Co-Portfolio Manager of the Adviser; Portfolio Manager of the Fund since August 2023

In the subsection entitled “Portfolio Manager(s)” within the section entitled “Management of the Funds” beginning on page 24 of the Prospectus, the following information is added:

Richard Snow, is a Portfolio Manager of the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Mr. Snow joined Easterly Investment Partners LLC as Co-Chief Investment Officer and Portfolio Manager in July 2021 following the transfer of Snow Capital Management, L.P.’s investment advisory business to Easterly Investment Partners LLC. Prior to joining Easterly Investment Partners LLC, Mr. Snow founded R.A.S. Capital Management in 1980, where he served as principal, managing private family assets. In 2001, Mr. Snow restructured R.A.S. Capital Management as Snow Capital Management, L.P. Mr. Snow holds a B.A. from Duquesne University and an MBA in finance from the University of Pittsburgh.

Joseph Artuso, CFA, is a Portfolio Manager of the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Mr. Artuso joined Easterly Investment Partners LLC as a Research Analyst and Co-Portfolio Manager in July 2021 following the transfer of Snow Capital Management, L.P.’s investment advisory business to Easterly Investment Partners LLC. Mr. Artuso joined Snow Capital Management, L.P. in 2005 as an intern and held various roles at Snow Capital such as Marketing Associate and Reporting Analyst before assuming his current role in 2016. Mr. Artuso received his B.S. degree in Economics from Carnegie Mellon University and his M.B.A. from CMU’s Tepper School of Business. He is a Chartered Financial Analyst and member of the CFA Institute.

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You should read this Supplement in conjunction with the Prospectus and Summary Prospectus dated July 1, 2023.

Please retain this Supplement for future reference.

James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Snow Long/Short Opportunity Fund	SNOAX	SNOCX	SNOIX	SNORX

(the “Fund”)

Supplement dated August 16, 2023 to the to the Statement of Additional Information (“SAI”)

dated July 1, 2023

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective immediately, Jessica W. Bemer and Anne S. Wickland no longer serve as Portfolio Managers of the Fund. Richard Snow and Joseph Artuso have been added as Portfolio Managers for the Fund. Accordingly, effective immediately:

All references to Jessica W. Bemer and Anne S. Wickland in the SAI are deleted in their entirety.

In the subsection entitled “Portfolio Managers” within the section entitled “Management and Other Services” on page 30 of the SAI, the following information is added:

Other Accounts Managed

The following table lists the number and types of accounts managed by each portfolio manager for each Fund and the assets under management in those accounts as of July 31, 2023.

Portfolio Manager	Fund(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Richard Snow Easterly Investment Partners LLC	Easterly Snow Long/Short Opportunity Fund	0	$0	2	$125.11	185	$347.62	$472.73
Joseph Artuso Easterly Investment Partners LLC	Easterly Snow Long/Short Opportunity Fund	0	$0	0	$0	4	$1.99	$1.99

*  In addition to the accounts included herein, portfolio managers may also manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds.

Compensation

Messrs. Snow and Artuso receive compensation for their services in the form of a fixed salary. The portfolio managers are also eligible for a bonus, which is based on the overall profitability of the Adviser. Additionally, the portfolio managers may receive equity dividends from their ownership in the Adviser. The portfolio managers are eligible to participate in the Adviser’s retirement plan under the same guidelines and criteria established for all employees of the Adviser.

Ownership of Securities – as of July 31, 2023

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned of the Fund
Richard Snow	Easterly Snow Long/Short Opportunity Fund	Over $1,000,000

Joseph Artuso, CFA	Easterly Snow Long/Short Opportunity Fund	$10,001 - $50,000

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You should read this Supplement in conjunction with the SAI dated July 1, 2023.

Please retain this Supplement for future reference.